Note 11 - 2022 Convertible Note Offering and Second Notes Offering - Summary of Valuation Assumptions for Warrants (Details)	May 15, 2023 $ / shares	Jan. 18, 2023 $ / shares	Jul. 06, 2022 $ / shares
Investor Warrants [Member]
Closing price per share of Common Stock (in dollars per share)			$ 79.84
Investor Warrants [Member] | Measurement Input, Exercise Price [Member]
Warrants and Rights Outstanding, Measurement Input			79.52
Investor Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input			0.8844
Investor Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input			0.0296
Investor Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input			0
Investor Warrants [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input			5.0
Second Warrants [Member]
Closing price per share of Common Stock (in dollars per share)		$ 46.08
Second Warrants [Member] | Measurement Input, Exercise Price [Member]
Warrants and Rights Outstanding, Measurement Input		79.52
Second Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input		1.1131
Second Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input		0.0343
Second Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input		0
Second Warrants [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input		5.0
Third Warrants [Member]
Closing price per share of Common Stock (in dollars per share)	$ 22.16
Third Warrants [Member] | Measurement Input, Exercise Price [Member]
Warrants and Rights Outstanding, Measurement Input	79.52
Third Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input	1.1433
Third Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input	0.0346
Third Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input	0
Third Warrants [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input	5.0
Second Placement Agent Warrants [Member]
Closing price per share of Common Stock (in dollars per share)		$ 46.08
Second Placement Agent Warrants [Member] | Measurement Input, Exercise Price [Member]
Warrants and Rights Outstanding, Measurement Input		80.48
Second Placement Agent Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input		1.1131
Second Placement Agent Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input		0.0343
Second Placement Agent Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input		0
Second Placement Agent Warrants [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input		5.0
Placement Agent Warrants [Member]
Closing price per share of Common Stock (in dollars per share)			$ 79.84
Placement Agent Warrants [Member] | Measurement Input, Exercise Price [Member]
Warrants and Rights Outstanding, Measurement Input			80.48
Placement Agent Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input			0.8844
Placement Agent Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input			0.0296
Placement Agent Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input			0
Placement Agent Warrants [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input			5.0